Other income and other expenses	12 Months Ended
Dec. 31, 2024
Other income and other expenses [Abstract]
Other income and other expenses
16.	Other income and other expenses

	For the Year Ended December 31,
	2024	2023	2022
Other income
Gain on sale of property, plant and equipment	$—	$100	$203,909
Expense reimbursement	—	—	12,610,139
Land repurchase bonus	—	—	7,848,211
Rent	—	—	4,326,241
VAT revaluation	6,335,345	4,283,151	8,511,228
Insurance recovery	—	1,549,313	—
Key Money Amortization	3,588,919	1,705,089	—
Gain in sale of equipment	157,032,407	—	—
Others	23,278,616	18,022,899	15,175
Total other income	$190,235,287	$25,560,552	$33,514,903